NScore Series of Variable Annuities

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated September 25, 2015

to the Prospectuses dated May 1, 2015

The following supplements and amends the prospectuses dated May 1, 2015:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective September 25, 2015, the following replaces the information for the Ohio National Fund Capital Growth Portfolio:

Fund	Investment Adviser (Subadviser)
Ohio National Fund, Inc.
ClearBridge Small Cap Portfolio	(ClearBridge, LLC)

All references to such portfolio are amended to reflect the name change.

Effective October 1, 2015, the following replaces Appendix C in the prospectus.

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
PIMCO Global Diversified Allocation Portfolio	15%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	15%
TOPS® Managed Risk Balanced ETF Portfolio	11%
TOPS® Managed Risk Moderate Growth ETF Portfolio	11%
Fidelity® VIP Target Volatility Portfolio	10%
Goldman Sachs Global Trends Allocation Fund	10%
Janus INTECH U.S. Low Volatility Portfolio	6%
Federated Managed Volatility Fund II	5%
Risk Managed Balanced Portfolio	5%
Balanced Portfolio	4%
TOPS® Managed Risk Growth ETF Portfolio	4%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi-Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	47%
PIMCO Real Return Portfolio	21%
High Income Bond Portfolio	11%
Capital Appreciation Portfolio	4%
Goldman Sachs Large Cap Value Fund	4%
Strategic Value Portfolio	4%
Equity Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	39%
PIMCO Real Return Portfolio	15%
High Income Bond Portfolio	8%
Lazard Retirement International Equity Portfolio	6%
Capital Appreciation Portfolio	5%
Equity Portfolio	5%
Goldman Sachs Large Cap Value Fund	5%
Strategic Value Portfolio	5%
Templeton Foreign VIP Fund	4%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	23%
Lazard Retirement International Equity Portfolio	10%
PIMCO Real Return Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
Templeton Foreign VIP Fund	7%
Capital Appreciation Portfolio	6%
Equity Portfolio	6%
High Income Bond Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Small Cap Growth Portfolio	4%
Strategic Value Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
PIMCO Total Return Portfolio	13%
Templeton Foreign VIP Fund	10%
Goldman Sachs Large Cap Value Fund	8%
Capital Appreciation Portfolio	7%
Equity Portfolio	7%
Strategic Value Portfolio	7%
Fidelity® VIP Mid Cap Portfolio	5%
Small Cap Growth Portfolio	5%
Bristol Portfolio	4%
Bryton Growth Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
PIMCO Real Return Portfolio	3%
Bristol Growth Portfolio	2%
ClearBridge Small Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
High Income Bond Portfolio	2%
Royce Small-Cap Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	15%
Templeton Foreign VIP Fund	12%
Equity Portfolio	9%
Goldman Sachs Large Cap Value Fund	9%
Capital Appreciation Portfolio	8%
Strategic Value Portfolio	8%
ClearBridge Small Cap Portfolio	6%
Small Cap Growth Portfolio	6%
Bristol Portfolio	5%
Fidelity® VIP Mid Cap Portfolio	5%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Bryton Growth Portfolio	4%
Bristol Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%

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